LONG-TERM RECEIVABLE AND CONTINGENCY (Details Narrative) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Debt Disclosure [Abstract]
Bad debt expense	$ 50,038